PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

PUBLICLY LISTED COMPANIES - 18.3%
CLOSED-END FUNDS - 6.2%	Shares	Value
Ares Capital Corporation	136,526	$ 2,521,635
Golub Capital BDC, Inc.	74,349	978,433
Hercules Capital, Inc.	62,999	832,847
Main Street Capital Corporation	31,610	1,167,990
MidCap Financial Investment Corporation	45,914	523,420
Prospect Capital Corporation	138,908	970,967
TOTAL CLOSED-END FUNDS (Cost $7,315,002)		$ 6,995,292

COMMON STOCKS - 12.1%	Shares	Value
FINANCIALS - 12.1%
ASSET MANAGEMENT - 15.2%
Apollo Global Management, Inc.	42,494	$ 2,710,692
Ares Management Corporation - Class A	31,069	2,126,362
Blackstone Group, L.P. (The)	26,776	1,986,511
Carlyle Group, Inc. (The)	93,110	2,778,402
FS KKR Capital Corporation	108,025	1,890,438
KKR & Company, Inc.	45,924	2,131,792
TOTAL COMMON STOCKS (Cost $15,358,191)		$ 13,624,197

PRIVATE EQUITY INVESTMENTS - 69.5%	Shares	Value
PORTFOLIO COMPANIES - 49.8%
BlueVoyant LLC(a)(b)(c)	2,996,254	$ 7,200,000
Circuit Clinical Solutions Preferred Series C Stock(a)(b)(c)	112,300	6,000,000
FS NU Investors L.P.(a)(b)(c)(e)	-	4,750,000
Hg Vibranium Co-Invest L.P.(a)(c)(d)(e)	-	7,019,558
JMI Time Aggregator, L.P.(a)(b)(c)(e)	-	5,000,000
Onex ISO Co-Invest L.P.(a)(c)(d)(e)	-	4,049,842
Partners Group Client Access 43, L.P.(a)(b)(c)(e)	-	6,157,046
RCP MB Investments A, L.P.(a)(c)(d)(e)	-	7,999,801
TriSalus Life Sciences, Inc. Series B-1 Preferred Stock (a)(b)(c)	22,857,142	8,000,000
		$ 56,176,247

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 69.5% (Continued)	Shares	Value
PORTFOLIO FUNDS - 19.7%
Arsenal Capital Partners Growth L.P.(a)(c)(d)(e)	-	$ 311,703
Arsenal Capital Partners VI L.P.(a)(c)(d)(e)	-	1,270,157
Cordillera Investment Fund III-B, L.P.(a)(c)(d)(e)	-	750,540
Hg Saturn 3 A, L.P.(a)(c)(d)(e)	-	37,945
ICG LP Secondaries Fund I L.P.(a)(c)(d)(e)	-	3,152,991
ICG Ludgate Hill IIA Boston LP Secondary Fund(a)(c)(d)(e)(f)	-	3,517,493
Onex Structured Credit Opportunities Partners I, L.P.(c)(d)(e)	-	3,056,683
Partners Group Direct Equity IV (USD) A, L.P.(a)(c)(d)(e)	-	5,430,292
Partners Group Secondary 2020 (USD) A, L.P.(a)(c)(d)(e)(f)	-	2,319,056
Saturn Five Frontier I, LLC - Class A(a)(b)(c)(f)	2,331,901	2,331,901
		$ 22,178,761

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $77,647,345)		$ 78,355,008

TOTAL INVESTMENTS AT VALUE - 87.8% (Cost $100,320,538)		$ 98,974,497

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.2%		13,736,577

NET ASSETS - 100.0%		$ 112,711,074

(a)	Non-income producing security.
(b)	Level 3 securities fair valued using significant unobservable inputs.
(c)	Restricted investments as to resale.
(d)	Investment is valued using net assets value per share (or its equivalent) as a practical expedient.
(e)	Investment does not issue shares.
(f)	Affiliated investment for which ownership is 5% or more of the investment's capital.

L.P.	-	Limited Partnerships

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on the restricted investments held by the Fund at December 31, 2022 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
BlueVoyant LLC	12/23/2021	$ 8,000,000	$ 7,200,000	6.4%
Circuit Clincial Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	5.3%
FS NU Investors, LP	8/11/2022	4,816,388	4,750,000	4.2%
Hg Vibranium Co-Invest L.P.	6/29/2022	7,007,148	7,019,558	6.2%
JMI Time Aggregator, L.P.	12/5/2022	5,026,211	5,000,000	4.4%
Onex ISO Co-Invest L.P.	10/29/2021	5,000,000	4,049,842	3.6%
Partners Group Client Access 43, L.P.	11/16/2022	6,184,697	6,157,046	5.5%
RCP MB Investments A, L.P.	7/11/2022	8,227,418	7,999,801	7.1%
TriSalus Life Sciences, Inc. Series B-1 Preferred Stock	12/23/2021	8,000,000	8,000,000	7.1%

Portfolio Funds
Arsenal Capital Partners Growth L.P.	2/28/2022	466,963	311,703	0.3%
Arsenal Capital Partners Fund VI (1B)	5/23/2022	1,513,854	1,270,157	1.1%
Cordillera Investment Fund III, L.P.	5/3/2022	765,966	750,540	0.7%
Hg Saturn 3 A, L.P.	7/5/2022	37,945	37,945	0.0%
ICG L.P. Secondaries Fund I L.P.	5/13/2022	2,178,348	3,152,991	2.8%
ICG Ludgate Hill IIA Boston L.P. Secondary Fund	12/22/2021	2,406,983	3,517,493	3.1%
Onex Structured Credit Opportunities Fund I, L.P.	11/1/2021	2,881,106	3,056,683	2.7%
Partners Group Direct Equity IV (USD) A, L.P.	8/12/2021	4,993,706	5,430,292	4.8%
Partners Group Secondary 2020 (USD) A, L.P.	5/23/2022	1,808,711	2,319,056	2.1%
Saturn Five Frontier I, LLC - Class A	12/15/2021	2,331,901	2,331,901	2.1%
Total		$ 77,647,345	$ 78,355,008